Gotham Index Plus Fund
Gotham Index Plus Fund

GOTHAM INDEX PLUS FUND

Institutional Class Shares

OF

FUNDVANTAGE TRUST

(THE “TRUST”)

Supplement dated December 8, 2015 to the Gotham Index Plus Fund’s (the “Fund”) Prospectus, Summary Prospectus and Statement of Additional Information (“SAI”) dated April 1, 2015, each as may be amended or supplemented from time to time

The information in this supplement updates and amends certain information contained in the Prospectus, Summary Prospectus and SAI for the Fund and should be read in conjunction with such documents.

Reduction in Investment Advisory Fee and Expense Limitation for the Fund

Effective as of December 7, 2015, the Board of Trustees of the Trust has approved a reduction in the investment advisory fee payable by the Fund to Gotham Asset Management, LLC (“Gotham” or the “Adviser”) from an annual rate of 1.33% to 1.00% of the Fund’s average daily net assets.  Effective as of the same date, Board also approved a corresponding reduction in the Fund’s Expense Limitation (defined below) from an annual rate of 1.50% to 1.17% of the Fund’s average daily net assets.  The Fund’s Prospectus, Summary Prospectus, and SAI are hereby amended to reflect these changes.

Additionally, the fee table and accompanying footnotes with respect to the Fund under the heading “Annual Fund Operating Expenses” and the related Expense Example in the Fund’s Prospectus and Summary Prospectus are deleted in their entirety and replaced with the following:

Annual Fund Operating Expenses (expenses that you pay each year as a percentage of the value of your investment):
Annual Fund Operating Expenses	Gotham Index Plus Fund Institutional Class
Management Fees	1.00%	[1]
Distribution and/or Service (Rule 12b-1) Fees	none
Other Expenses	3.42%
Dividend and Interest Expense on Securities Sold Short	2.13%
Other Operating Expenses	1.29%
Acquired Fund Fees and Expenses	0.05%
Total Annual Fund Operating Expenses	4.47%	[2]
Fee Waivers and/or Expense Reimbursements	(1.12%)	[1],[3]
Total Annual Fund Operating Expenses After Fee Waivers and/or Expense Reimbursements	3.35%	[1],[2],[3]
[1]	Expenses shown above have been restated to reflect a reduction in the Fund's contractual advisory fee and Expense Limitation (defined below). Prior to December 7, 2015, the Management Fee and Expense Limitation were (on an annual basis), 1.33% and 1.50%, respectively, of the average daily net assets of the Fund.
[2]	Total Annual Fund Operating Expenses will not correlate to the ratio of expenses to average net assets that are disclosed in the Fund's annual and semi-annual reports to shareholders in the financial highlights table, which reflects the operating expenses of the Fund and does not include "Acquired Fund" fees and expenses.
[3]	Gotham Asset Management, LLC ("Gotham" or the "Adviser") has contractually agreed to reduce its investment advisory fee and/or reimburse certain expenses of the Fund to the extent necessary to ensure that the Fund's total operating expenses (exclusive of taxes, "Acquired Fund" fees and expenses, dividend and interest expense on securities sold short, interest, extraordinary items, and brokerage commissions) do not exceed 1.17% (on an annual basis) of average daily net assets of the Fund (the "Expense Limitation"). The Expense Limitation will remain in place until January 31, 2019, unless the Board of Trustees of FundVantage Trust (the "Trust") approves its earlier termination. The Adviser is entitled to recover, subject to approval by the Board of Trustees, such amounts reduced or reimbursed for a period of up to three (3) years from the year in which the Adviser reduced its compensation and/or assumed expenses for the Fund. No recoupment will occur unless the Fund's expenses are below the Expense Limitation level.

Expense Example

This Example is intended to help you compare the cost of investing in the Fund with the cost of investing in other mutual funds. The Example assumes that you invest $10,000 in the Fund’s Institutional Class shares for the time periods indicated and then redeem all of your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year and that the Fund’s operating expenses remain the same. Although your actual costs may be higher or lower, based on these assumptions your costs would be:

Expense Example	1 year	3 years	5 years	10 years
Gotham Index Plus Fund | Institutional Class | USD ($)	338	1,030	1,974	4,378

INVESTORS SHOULD RETAIN THIS SUPPLEMENT FOR FUTURE REFERENCE